Warrants (Details Narrative)	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Warrants and Rights Note Disclosure [Abstract]
Warrant to purchase shares outstanding | shares	353,250
Weighted average exercise price | $ / shares	$ 2.40
Weighted average remaining term	7 months 10 days
Intrinsic value | $	$ 0